Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

NOTE 14 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

a.	Other receivables and prepaid expenses:

	December 31
	2021	2020
	in USD thousands

Value Added Tax authorities	26	81
Advances to suppliers	329	71
Other	34	65
	389	217

The carrying amounts of receivables approximate their fair value, as the effect of discounting is not material

b.	Accounts payable and accruals:

1)	Trade:

	December 31
	2021	2020
	in USD thousands
Accounts payable:
In Sweden	33	32
Overseas	13	11
	46	43

2)	Other:

Payroll and related expenses	277	227
Accrued expenses	151	116
Other	82	103
	510	446

The carrying amounts of accounts payable and accruals approximate their fair value, as the effect of discounting is not material.

c.	Revenues

	Year ended December 31
	2021	2020	2019
	in USD thousands

Revenues	31	-	-
	31	-	-

Revenues of $31 were from services the group provided in connection with a feasibility study in Asia. To date, the group has not generated any revenue from product sales.

d.	Research and development expenses:

	Year ended December 31
	2021	2020	2019
	in USD thousands

Payroll and related expenses	540	394	290
Depreciation	140	21	20
	680	415	310
Less – grants received	(10)	(49)	(126)
	670	366	184

Additional disclosure

Grants were received from Morocco’s Smart Port Challenge Competition, from the Israeli Ministry of Energy and from the European Commission under the Horizon 2020 Framework Program. To secure the Group’s obligation to the Israeli Ministry of Energy, under the grant terms, the Group has provided a bank guarantee in the amount of $11 for the benefit of the Government of Israel (see Note 2n1).

e.	Selling and marketing expenses:

	Year ended December 31
	2021	2020	2019
	in USD thousands

Payroll and related expenses	337	289	137
Overseas travels	56	24	158
Other	92	44	149
Less – Grants received	-	(9)	(52)
	485	348	392

f.	General and administrative expenses:

	Year ended December 31
	2021	2020	2019
	in USD thousands

Payroll and related expenses	824	614	360
Professional services	431	138	530
Depreciation	116	102	18
Other	538	250	462
	1,909	1,104	1,370

g.	Financial income and expenses:

Financial income
Foreign currencies exchange gain	792	-	-
Finance income	792	-	-
Financial expenses
Bank commissions	(16)	(25)	(11)
Interest on long term loans and lease liability	(53)	(54)	(28)
Other – Mainly foreign currencies exchange loss	-	(72)	(44)
Financial expenses	(69)	(151)	(83)
Financial income (loss) - net	723	(151)	(83)